UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Address of principal executive offices)

 (Zip code)

Rajendra Prasad

1310 East Ocean Blvd., Unit #1204

Long Beach, CA 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Prasad Growth Fund

AMERICA SERVICE GROUP INC

Ticker Symbol:ASGR	Cusip Number: 02364L109
Record Date: 5/29/2004	Meeting Date: 6/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-MICHAEL CATALANO,02-RICHARD D. WRIGHT,03-RICHARD M. MASTALER,04-MICHAEL E. GALLAGHER,05-CAROL R GOLDBERG,06-WILLIAM D. EBERLE,07-BURTON C. EINSPRUCH,MD	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE AMREICA SERVICE GROUP INC. AMENDED AND RESTATED 1999 INCENTIVE STOCK PLAN	FOR	ISSUER	FOR	WITH
3	TO APPROVE THE AMENDEMENT TO THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 20,0000,000 SHARES	FOR	ISSUER	FOR	WITH

AUTODESK, INC.

Ticker Symbol:ADSK	Cusip Number: 052769106
Record Date: 6/6/2004	Meeting Date: 6/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01-CAROL A. BARTZ,02-MARK A. BERTELSEN,03-CRAWFORD W. BEVERIDGE,04-J.HALLAM DAWSON,05-MICHAEL J. FISTER,06-PER-KRISTIAN HAL VORSEN,07-STEVEN SHEID,08-MARY ALICE TAYLOR,09-L.WANGBERG	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF AUTODESK, INC. FOR THE FISCAL YEAR ENDING JANUARY 31,2005	FOR	ISSUER	FOR	WITH
3	TO CONSIDER A STOCKHOLDER PROPOSAL IF PROPERLY PRESENTED AT THE MEETING	FOR	ISSUER	FOR	WITH

BANKRATE, INC

Ticker Symbol:RATE	Cusip Number: 06646V108
Record Date: 5/29/2004	Meeting Date: 6/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-ELISABETH H. DEMARSE, 02-THOMAS R. EVANS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31,2004	FOR	ISSUER	FOR	WITH

CLEVELAND CLIFFS INC

Ticker Symbol:CLF	Cusip Number: 185896107
Record Date: 4/18/2004	Meeting Date: 5/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-J S BRINZO 02-R C CAMBRE 03-R CUCUZ 4-D H GUNNING 5-J D IRELAND III 06-F R MCALLISTER 07-J C MORLEY 08-S B ORESMAN 09-R PHILLIPS 10 R K RIEDERER 11-A SCHWARTZ	FOR	ISSUER	FOR	WITH

COMTECH TELECOMMUNICATIONS CORP.

Ticker Symbol:CMTL	Cusip Number: 205826209
Record Date: 11/11/2003	Meeting Date: 12/9/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01 - GEORGE BUGLIARELLO, 02-- RICHARD L. GOLDBERG	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDEMENT TO THE COMPANY'S 2000 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF SELECTION OF KPMG LLP AS AUDITORS	FOR	ISSUER	FOR	WITH

COUNTRYWIDE FINANCIAL CORPORATION

Ticker Symbol:CFC	Cusip Number: 222372104
Record Date: 5/29/2004	Meeting Date: 6/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01HENRY G. CISNEROS,02-ROBERT J. DONATO,03-MICHAEL E. DOUGHERTY,04-MARTIN R. MELONE,05-HARLEY W. SNYDER	FOR	ISSUER	FOR	WITH
2	TO APPROVE AND AMEND THE COMPANY'S 2000 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

DECKERS OUTDOOR CORPORATION

Ticker Symbol:DECK	Cusip Number: 243537107
Record Date: 5/29/2004	Meeting Date: 6/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-JOHN A. KALINICH,02-REX A. LICKLIKDER	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF KIPMG LLP AS THE COMPANY'S INDEPENDED AUDITORS	FOR	ISSUER	FOR	WITH

ENGINEERED SUPPORT SYSTEMS, INC

Ticker Symbol:EASI	Cusip Number: 292866100
Record Date: 1/16/2004	Meeting Date: 3/2/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES WILLIAM BUSJ, GERALD DANIELS, RONALD DAVIS, LEE KLING, GEN CROSBIE SAINT, EARL WIMS	FOR	ISSUER	FOR	WITH
2	2004 STOCK OPTION PLAN AND THE ALLOCATION OF 350,000 SHARES COMMON STOCK TO THE STOCK OPTION PLAN.	FOR	ISSUER	FOR	WITH
3	2004 NON-EXECUTIVE STOCK OPTION PLAN AND THE ALLOCATION OF 350,000 SHARES OF COMMON STOCK TO THE NON-EXECUTIVE STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH

ENPRO INDUSTRIES INC

Ticker Symbol:NPO	Cusip Number: 29355X107
Record Date: 4/18/2004	Meeting Date: 5/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-WILLIAM R HOLLAND, 02-ERNEST F SCHAUB 03-J P BOLDUC 04-PETER C BROWNING 05-JOE T FORD 06-JAMES J HANCEJR 07-GORDON D HARNETT	FOR	ISSUER	FOR	WITH
2	APPROVAL OF COMPANY SENIOR EXECUTIVE ANNUAL PERFORMANCE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF COMPANY LONG TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

GENERAL GROWTH PROPERTIES, INC.

Ticker Symbol:GGP	Cusip Number: 370021107
Record Date: 4/25/2004	Meeting Date: 5/5/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-JOHN BUCKSBAUM,02-ALAN COHEN,03-ANTHONY DOWNS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

INVIVO CORPORATION

Ticker Symbol:SAFE	Cusip Number: 461858102
Record Date: 11/24/2003	Meeting Date: 12/9/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01. GEORGE SARLO, 02. JAMES B. HAWKINS, 03. ERNEST C. GOGGIO, 04. LAUREEN DEBUONO, 05. RANDY LINDHOLM	FOR	ISSUER	FOR	WITH
2	TO AMEND THE COMPANY'S 1994 STOCK OPTION PLAN (	FOR	ISSUER	FOR	WITH
3	TO RATIFY THE SELECTION OF KPMG PEAR MARWICK LLP AS INDEPENDENT PUBLIC AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH
4	WITH DISCRETIONARY AUTHORITY ON SUCH MATTERS AS MAY PROPERLY COME BEFORE THE MEETING	FOR	ISSUER	FOR	WITH

KOMAG INC

Ticker Symbol:KOMG	Cusip Number: 500453204
Record Date: 4/18/2004	Meeting Date: 5/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-PAUL A BRAHE 02-KENNETH R SWIMM 03-MICHAEL LEE WORKMAN	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO AMEND THE 2002 QUALIFIED STOCK PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE THEREUNDER BY 650,000 SHARES AND MAKE CERTAIN OTHER CHANGES	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING JANUARY 2 2005	FOR	ISSUER	FOR	WITH

NOTH AMERICAN PALLADIUM LTD

Ticker Symbol:PAL	Cusip Number: 656912102
Record Date: 5/29/2004	Meeting Date: 6/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES A-01-MICHAEL P. AMSDEN,02-STEVEN R. BERLIN,03-JAMES D. EXCELL, 04-LOUIS J. FOX, 05-RICHARD H. SUTCLIFFE,06-ANDRE J. DOUCHANE, 07-GREGORY J. VAN STAVEREN	FOR	ISSUER	FOR	WITH
B	THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION AND AURHTORIZING THE DIRECTORS TO FIX THEIR REMUMERATION	FOR	ISSUER	FOR	WITH
C	THE ORDINARY RESOLUTION AUTHORIZING THE CORPORATION TO AMEND THE 1995 RRSP SHARE ISSUANCE PLAN	FOR	ISSUER	FOR	WITH

PERINI CORPORATION

Ticker Symbol:PCR	Cusip Number: 713839108
Record Date: 4/30/2004	Meeting Date: 5/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: A.01-ROBERT A KENNEDY,02-RONALD N TUTOR	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP, INDEPENDENT PUBLIC ACCOUNTANTS, AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004	FOR	ISSUER	FOR	WITH
3	TO APPROVE PERINI CORPORATION 2004 STOCK OPTION AND INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

PETROLEUM DEVELOPMENT CORPORATION

Ticker Symbol:PETD	Cusip Number: 716578109
Record Date: 5/29/2004	Meeting Date: 6/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-VINCENT F. D'ANNUAZIO,02-THOMAS E. RILEY,03-DAVID C PARKE	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF INDEPENDENT PUBLIC ACCOUNTANT FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31,2004	FOR	ISSUER	FOR	WITH
3	TO APPROVE THE 2004 LONG-TERM EQUITY COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
4	TO APPROVE THE NON-EMPLOYEE DIRECTOR DEFERRED COMPENSATION PLAN	FOR	ISSUER	FOR	WITH

UNITED STATES STEEL CORPORATION

Ticker Symbol:X	Cusip Number: 91263PAB1
Record Date: 4/18/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-ROBERT J. DARNALL, 02-ROY G. DORRANCE, 03-CHARLES R. LEE, -04-JOHN G. DROSDICK	FOR	ISSUER	FOR	WITH
2	ELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

* Rajendra Prasad

Chairman, CEO

Date: August 30, 2004

*Print the name and title of each signing officer under his or her signature.